            As filed with the Securities and           Registration No. 2-96219
       Exchange Commission on December 17, 1996.                       811-4182

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C.  20549

                             -----------------------
                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ ]

                           Pre-Effective Amendment No.             [ ]

                         Post-Effective Amendment No. 23           [x]

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

                                  ACT OF 1940                      [ ]

                               Amendment No. 25                    [x]

                        (Check appropriate box or boxes)

                            ------------------------
                            HOTCHKIS AND WILEY FUNDS

               (Exact name of registrant as specified in charter)

800 West 6th Street, Fifth Floor
    Los Angeles, California                                              90017
(Address of Principal Executive Offices)                             (Zip Code)


       Registrant's Telephone Number, including Area Code (213) 362-8900

                             PAUL H. DYKSTRA, ESQ.
                           Gardner, Carton & Douglas
                             321 North Clark Street
                             Chicago, IL 60610-4795
                    (Name and address of Agent for Service)

         Approximate date of proposed public offering: As soon as practicable after the effective date of the registration statement.

         It is proposed that this filing will become effective (check appropriate box)

         [ ]     immediately upon filing pursuant to paragraph (b)
         [x]     on January 1, 1997 pursuant to paragraph (b)
         [ ]     60 days after filing pursuant to paragraph (a)(1)
         [ ]     on (date) pursuant to paragraph (a)(1)
         [ ]     75 days after filing pursuant to paragraph (a)(2)
         [ ]     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================
         Registrant has previously elected to register an indefinite number of its shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.

         Registrant filed its Rule 24f-2 Notice for the fiscal year ended June 30, 1996 on or about August 29, 1996.

                            HOTCHKIS AND WILEY FUNDS
                             CROSS-REFERENCE SHEET
                             (REQUIRED BY RULE 495)


                                         Location in the Prospectus of the Equity
                                        Income Fund, Mid-Cap Fund, Small Cap Fund,
                                         International Fund, Global Equity Fund,
                                            Balanced Income Fund, Low Duration
   N-1A                                      Fund, Short-Term Investment Fund            Location in the Prospectus of the
 Item No.                                       and Total Return Bond Fund              Equity Fund for Insurance Companies
 --------                              -------------------------------------------      -----------------------------------
Part A:
Item 1.     Cover Page                 Cover Page                                    Cover Page
Item 2.     Synopsis                   Fee Table                                     Fee Table
Item 3.     Condensed Financial        Financial Highlights                          Financial Highlights
            Information
Item 4.     General Description of     Cover Page; General Information; Investment   Cover Page; General
            Registrant                 Objectives and Policies; Securities and       Information; Investment Objective and
                                       Techniques Used by the Funds; Investment      Policies; Principal Investment
                                       Risks; Principal Investment Restrictions      Restrictions
Item 5.     Management of the Fund     Organization and Management; General          Organization and Management; General
                                       Information                                   Information
Item 5A.    Management's Discussion    Performance Information                       Performance Information
            of Fund Performance
Item 6.     Capital Stock and Other    General Information; Dividends and Tax        General Information; Dividends and Tax
            Securities                 Status; Organization and Management           Status; Organization and Management
Item 7.     Purchase of Securities     How to Purchase Shares                        How to Purchase Shares
            Being Offered
Item 8.     Redemption or              How to Redeem Shares                          How to Redeem Shares
            Repurchase
Item 9.     Pending Legal              Not Applicable                                Not Applicable
            Proceedings

Part B:                                                     Location in the Statement of Additional Information
                                                            ---------------------------------------------------
Item 10.    Cover Page                                                           Cover Page
Item 11.    Table of Contents                                                Table of Contents
Item 12.    General Information and History                         General Information about the Trust
Item 13.    Investment Objectives and                                Investment Objective and Policies
            Policies
Item 14.    Management of the Registrant                                         Management
Item 15.    Control Persons and Principal                           General Information about the Trust
            Holders of Securities
Item 16.    Investment Advisory and Other                                        Management
            Securities
Item 17.    Brokerage Allocation and Other                                       Management
            Practices
Item 18.    Capital Stock and Other                                 General Information about the Trust
            Securities
Item 19.    Purchase, Redemption and                                          Net Asset Value
            Pricing of Securities Being
            Offered
Item 20.    Tax Status                                                    Dividends and Tax Status
Item 21.    Underwriters                                                       Not Applicable
Item 22.    Calculation of Performance Data                               Performance Information
Item 23.    Financial Statements                                            Financial Statements

Part C:
         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

        The Prospectus of the Equity Income Fund, the Mid-Cap Fund, the Small Cap Fund, the International Fund, the Global Equity Fund, the Balanced Income Fund, the Total Return Bond Fund, the Low Duration Fund and the Short-Term Investment Fund, the Prospectus of the Equity Fund for Insurance Companies and the Statement of Additional Information of the Hotchkis and Wiley Funds included in Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File Nos. 2-96219 and 811-4182) filed on October 18, 1996 are incorporated by reference in their entirety. This Post-Effective Amendment to the Registration Statement is not intended to amend either Prospectus of the Hotchkis and Wiley Funds, nor the Statement of Additional Information of the Hotchkis and Wiley Funds referred to in the preceding sentence.

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

         (a)     Financial Statements:

         The following audited financial statements are included in the Statement of Additional Information constituting Part B of this Registration
Statement:

         Equity Fund for Insurance Companies Series
                 Portfolio of Investments, June 30, 1996
                 Statement of Assets and Liabilities, June 30, 1996
                 Statement of Operations, June 30, 1996
                 Statement of Changes in Net Assets, years ended June 30, 1996 and 1995
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants

         Equity Income Series
                 Portfolio of Investments, June 30, 1996
                 Statement of Assets and Liabilities, June 30, 1996
                 Statement of Operations, June 30, 1996
                 Statement of Changes in Net Assets, years ended June 30, 1996 and 1995
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants

         Balanced Income Series
                 Portfolio of Investments, June 30, 1996
                 Statement of Assets and Liabilities, June 30, 1996
                 Statement of Operations, June 30, 1996
                 Statement of Changes in Net Assets, years ended June 30, 1996 and 1995
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants

         Small Cap Series
                 Portfolio of Investments, June 30, 1996
                 Statement of Assets and Liabilities, June 30, 1996
                 Statement of Operations, June 30, 1996
                 Statement of Changes in Net Assets, years ended June 30, 1996 and 1995
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants

         International Series
                 Portfolio of Investments, June 30, 1996
                 Statement of Assets and Liabilities, June 30, 1996
                 Statement of Operations, June 30, 1996
                 Statement of Changes in Net Assets, years ended June 30, 1996 and 1995
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants

         Low Duration Series
                 Portfolio of Investments, June 30, 1996
                 Statement of Assets and Liabilities, June 30, 1996
                 Statement of Operations, June 30, 1996
                 Statement of Changes in Net Assets, years ended June 30, 1996 and 1995
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants

         Short-Term Investment Series
                 Portfolio of Investments, June 30, 1996
                 Statement of Assets and Liabilities, June 30, 1996
                 Statement of Operations, June 30, 1996
                 Statement of Changes in Net Assets, years ended June 30, 1996 and 1995
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants

         Total Return Bond Series
                 Portfolio of Investments, June 30, 1996
                 Statement of Assets and Liabilities, June 30, 1996
                 Statement of Operations, June 30, 1996
                 Statement of Changes in Net Assets, year ended June 30, 1996 and December 6, 1994 through June 30, 1995
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants

         The following financial statements are included in the Prospectuses constituting Part A of this Registration Statement:

         Financial Highlights

         (b)     Exhibits:

                 (1)(a)   Restated Declaration of Trust*
                    (b)   Certificate of Designation*



                 (2)      By-Laws1
                 (3)      Not applicable
                 (4)      Specimen stock certificate2

                 (5)      (a)     Investment Advisory Agreement relating to the
                                  Balanced Income Fund*
                          (b)     Investment Advisory Agreement relating to the
                                  Equity Income Fund*
                          (c)     Investment Advisory Agreement relating to the
                                  International Fund*
                          (d)     Investment Advisory Agreement relating to the
                                  Equity Fund for Insurance Companies*
                          (e)     Investment Advisory Agreement relating to the
                                  Low Duration Fund*
                          (f)     Investment Advisory Agreement relating to the
                                  Total Return Bond Fund*
                          (g)     Investment Advisory Agreement relating to the
                                  Small Cap Fund*
                          (h)     Investment Advisory Agreement relating to the
                                  Short-Term Investment Fund*
                          (i)     Form of Investment Advisory Agreement
                                  relating to the Mid-Cap Fund*
                          (j)     Form of Investment Advisory Agreement
                                  relating to the Global Equity Fund*


                 (6)      Agreement with First Fund Distributors, Inc.5
                 (7)      Not applicable
                 (8)      (a)  Custodian Agreement with First Wisconsin Trust
                               Company4

                          (b)  Sub-Custodian Agreement between First Wisconsin
                                 Trust Company and Chase Manhattan Bank, N.A.6

                 (9)      (a)  Fund Administration Servicing Agreement7
                          (b)  License Agreement with Merrill Lynch & Co., Inc.*

                 (10)     Not applicable
                 (11)     Consents of Price Waterhouse LLP*
                 (12)     Not applicable
                 (13)     Investment letter2

                 (14)     Individual Retirement Account application3

                 (15)     Not applicable
                 (16)     Performance calculation6
                 (18)     Not applicable

                 (27)     Financial Data Schedules7

                 (27.1)   Financial Data Schedule Balanced Income Fund
                 (27.2)   Financial Data Schedule Small Cap Fund
                 (27.3)   Financial Data Schedule Equity Income Fund
                 (27.4)   Financial Data Schedule International Fund
                 (27.5)   Financial Data Schedule Equity Fund For
                          Insurance Companies
                 (27.6)   Financial Data Schedule Low Duration Fund
                 (27.7)   Financial Data Schedule Short-Term Investment Fund
                 (27.8)   Financial Data Schedule Total Return Bond Fund

         1Incorporated herein by reference and previously filed as an exhibit to the Registration Statement on Form N-1A (File No. 2-96219), filed on
March 5, 1985.

         2Incorporated herein by reference and previously filed as an exhibit to Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A.



         3Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on July 20, 1990.

         4Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on September 18, 1990.

         5Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on May 22, 1991.

         6Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on September 23, 1992.






         7Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 21 to the Registration Statement on Form N-1A filed via EDGAR on October 3, 1996.


        8Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 22 to the Registration Statement on Form N-1A filed via EDGAR on October 18, 1996.

--------------------------
*        Filed herewith.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         See "General Information About the Trust" in the Statement of Additional Information.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

         At November 30, 1996, there were 158 record holders of shares of beneficial interest of the Small Cap Series of the Registrant, 365 record holders of shares of beneficial interest of the Balanced Income Series, 506 record holders of shares of beneficial interest of the Equity Income Series, 7,150 record holders of shares of beneficial interest of the International Series, 1 record holder of shares of beneficial interest of the Equity Fund for Insurance Companies Series, 1,261 record holders of shares of beneficial interest of the Low Duration Series, 113 record holders of shares of beneficial interest of the Short-Term Investment Series and 65 record holders of shares of beneficial interest of the Total Return Bond Series.

ITEM 27.  INDEMNIFICATION.

         Section 12 of Article SEVENTH of Registrant's Declaration of Trust, states as follows:

                (c)(1) As used in this paragraph the following terms shall have the meanings set forth below:

                           (i) the term "indemnitee" shall mean any present or former Trustee, officer or employee of the Trust, any present or former Trustee or officer of another trust or corporation whose securities are or were owned by the Trust or of which the Trust is or was a creditor and who served or serves in such capacity at the request of the Trust, any present or former investment advisor, sub-advisor or principal underwriter of the Trust and the heirs, executors, administrators, successors and assigns of any of the foregoing; however, whenever conduct by an indemnitee is referred to, the conduct shall be that of the original indemnitee rather than that of the heir, executor, administrator, successor or assignee;

                          (ii) the term "covered proceeding" shall mean any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, to which an indemnitee is or was a party or is threatened to be made a party by reason of the fact or facts under which he or it is an indemnitee as defined above;

                          (iii) the term "disabling conduct" shall mean willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office in question;

                          (iv) the term "covered expenses" shall mean expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by an indemnitee in connection with a covered proceeding; and

                          (v) the term "adjudication of liability" shall mean, as to any covered proceeding and as to any indemnitee, an adverse determination as to the indemnitee whether by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent.

                 (d) The Trust shall not indemnify any indemnitee for any covered expenses in any covered proceeding if there has been an adjudication of liability against such indemnitee expressly based on a finding of disabling conduct.

                 (e) Except as set forth in (d) above, the Trust shall indemnify an indemnitee for covered expenses in any covered proceeding, whether or not there is an adjudication of liability as to such indemnitee, if a determination has been made that the indemnitee was not liable by reason of disabling conduct by (i) a final decision of the court or other body before which the covered proceeding was brought; or (ii) in the absence of such decision, a reasonable determination, based on a review of the facts, by either (a) the vote of a majority of a quorum of Trustees who are neither "interested persons," as defined in the 1940 Act, nor parties to the covered proceeding or (b) an independent legal counsel in a written opinion; provided that such Trustees or counsel, in reaching such determination, may but need not presume the absence of disabling conduct on the part of the indemnitee by reason of the manner in which the covered proceeding was terminated.

                 (f) Covered expenses incurred by an indemnitee in connection with a covered proceeding shall be advanced by the Trust to an indemnitee prior to the final disposition of a covered proceeding upon the request of the indemnitee for such advance and the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that the indemnitee is entitled to indemnification thereunder, but only if one or more of the following is the case: (i) the indemnitee shall provide a security for such undertaking; (ii) the Trust shall be insured against losses arising out of any lawful advances; or (iii) there shall have been a determination, based on a review of the readily available facts (as opposed to a full trial-type inquiry) that there is a reason to believe that the indemnitee ultimately will be found entitled to indemnification by either independent legal counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" as defined in the 1940 Act nor parties to the covered proceeding.

                 (g) Nothing herein shall be deemed to affect the right of the Trust and/or any indemnitee to acquire and pay for any insurance covering any or all indemnitees to the extent permitted by the 1940 Act or to affect any other indemnification rights to which any indemnitee may be entitled to the extent permitted by the 1940 Act.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P., is the investment advisor of the Registrant's ten series of shares. For information as to the business, profession, vocation or employment of a substantial nature of Hotchkis and Wiley and its managing directors, reference is made to Part B of this Registration Statement and to the Form ADV filed under the Investment Advisers Act of 1940 by Hotchkis and Wiley (File No. 801-15345).


ITEM 29.  PRINCIPAL UNDERWRITERS.

         (a) The Registrant's principal underwriter, First Fund Distributors, Inc., also acts as principal underwriter for the following investment companies:

                          Berger/BIAM International Funds
                          Guinness Flight Investment Funds
                          Jurika & Voyles Fund Group
                          Masters Select Investment Trust
                          O'Shaunessy Funds, Inc.
                          PIC Investment Trust
                          Professionally Managed Portfolios:
                                  Academy Value Fund
                                  Avondale Total Return Fund
                                  Boston Managed Growth Fund
                                  Harris, Bretall, Sullivan & Smith
                                    Growth Equity Fund
                                  Kayne Anderson Mutual Fund
                                  Leonetti Balanced Fund
                                  Lighthouse Growth Fund
                                  Osterweis Fund
                                  Perkins Micro-Cap Fund
                                  Perkins Opportunity Fund
                                  Pro-Conscience Women's Equity Mutual Fund
                                  Pzena Focused Value Fund
                                  Titan Financial Services Fund
                                  Trent Equity Fund
                                  US Global Growth Fund
                          Rainier Investment Management Mutual Funds
                          RNC Mutual Fund Group, Inc.

         (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:


                                 Position and Offices            Position and
        Name and Principal          with Principal               Offices with
         Business Address             Underwriter                 Registrant
         ----------------             -----------                 ----------
Robert H. Wadsworth                  President &             None
4455 E. Camelback Road               Treasurer
Suite 261E
Phoenix, Arizona  85018
Steven J. Paggioli                   Vice President &        Assistant Secretary
479 West 22nd Street                 Secretary
New York, New York  10011
Eric Banhazl                         Vice President          None
20025 East Financial Way
Glendora, California 91741


         (c)     Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant or Registrant's investment adviser, 800 West 6th Street, Fifth Floor, Los Angeles, California 90017, Registrant's custodian and administrator, Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or Registrant's sub-custodian, The Chase Manhattan Bank, N.A., Four Chase Metro Tech Center, Brooklyn, New York 11245.

ITEM 31.  MANAGEMENT SERVICES.

         Not applicable.

ITEM 32.  UNDERTAKINGS.

         The Registrant hereby undertakes to furnish to each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

         The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 22 to Registrant's Registration Statement.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and State of California on the 17th day of December, 1996.


                                             HOTCHKIS AND WILEY FUNDS


                                             By:     /s/ NANCY D. CELICK
                                                -------------------------------
                                                         Nancy D. Celick
                                                             President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        Signature                                       Title                           Date
        ---------                                       -----                           ----
   /s/ NANCY D. CELICK                     Principal Executive Officer             December 17, 1996
----------------------------------------
         Nancy D. Celick

   /s/ GRACIE FERMELIA                    Principal Financial and Accounting       December 17, 1996
----------------------------------------              Officer
         Gracie Fermelia

   /s/ ROBERT L. BURCH III                             Trustee                     December 17, 1996
----------------------------------------
         Robert L. Burch III

   /s/ JOHN GAVIN                                      Trustee                     December 17, 1996
----------------------------------------
         John Gavin

   /s/ JOHN F. HOTCHKIS                                Trustee                     December 17, 1996
----------------------------------------
         John F. Hotchkis

   /s/ ROBERT B. HUTCHINSON                            Trustee                     December 17, 1996
----------------------------------------
         Robert B. Hutchinson

   /s/ MERLE T. WELSHANS                               Trustee                     December 17, 1996
----------------------------------------
         Merle T. Welshans

                                                       Trustee
----------------------------------------
         Joe Grills

                                                       Trustee
----------------------------------------
         Michael L. Quinn

                                                       Trustee
----------------------------------------
         Richard R. West


                            HOTCHKIS AND WILEY FUNDS

                                 EXHIBIT INDEX



Exhibit
Number                         Description                              Page
-------                        ----------                               ----

(1)              (a)      Restated Declaration of Trust*
                 (b)      Certificate of Designation*

(2)              By-Laws1

(3)              Not applicable

(4)              Specimen stock certificate2

(5)              (a)      Investment Advisory Agreement relating to the
                          Balanced Income Fund*
                 (b)      Investment Advisory Agreement relating to the Equity
                          Income Fund*
                 (c)      Investment Advisory Agreement relating to the
                          International Fund*
                 (d)      Investment Advisory Agreement relating to the Equity
                          Fund for Insurance Companies*
                 (e)      Investment Advisory Agreement relating to the Low
                          Duration Fund*
                 (f)      Investment Advisory Agreement to the Total Return
                          Bond Fund*
                 (g)      Investment Advisory Agreement relating to the Small
                          Cap Fund*
                 (h)      Investment Advisory Agreement relating to the
                          Short-Term Investment Fund*
                 (i)      Form of Investment Advisory Agreement relating to the
                          Mid-Cap Fund*
                 (j)      Form of Investment Advisory Agreement relating to the
                          Global Equity Fund*

(6)              Agreement with First Fund Distributors, Inc.5

(7)              Not applicable

(8)              (a)      Custodian Agreement with First Wisconsin Trust
                          Company4
                 (b)      Sub-Custodian Agreement between First Wisconsin Trust
                          Company and Chase Manhattan Bank, N.A.6

(9)              (a)      Fund Administration Servicing Agreement7
                 (b)      License Agreement with Merrill Lynch & Co., Inc.*

(10)             Not applicable

(11)             Consents of Price Waterhouse LLP*

Exhibit
Number                         Description                     Page
-------                        -----------                     ----

(12)             Not applicable

(13)             Investment letter2

(14)             Individual Retirement Account application3

(15)             Not applicable

(16)             Performance calculation6
(18)             Not applicable

(27)             Financial Data Schedules7
        (27.1)   Financial Data Schedule Balanced Income Fund
        (27.2)   Financial Data Schedule Small Cap Fund
        (27.3)   Financial Data Schedule Equity Income Fund
        (27.4)   Financial Data Schedule International Fund
        (27.5)   Financial Data Schedule Equity Fund For Insurance Companies
        (27.6)   Financial Data Schedule Low Duration Fund
        (27.7)   Financial Data Schedule Short-Term Investment Fund
        (27.8)   Financial Data Schedule Total Return Bond Fund

         1Incorporated herein by reference and previously filed as an exhibit to the Registration Statement on Form N-1A (File No. 2-96219), filed on
March 5, 1985.

         2Incorporated herein by reference and previously filed as an exhibit to Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A.

         3Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on July 20, 1990.

         4Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on September 18, 1990.

         5Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on May 22, 1991.

         6Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on September 23, 1992.

         7Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 21 to the Registration Statement on Form N-1A filed via EDGAR on October 3, 1996.

         8Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 22 to the Registration Statement on Form N-1A filed via EDGAR on October 18, 1996.



--------------------------
*        Filed herewith






                                       2